Other Charges (Tables)	12 Months Ended
Jan. 31, 2026
Restructuring Cost and Reserve [Line Items]
Schedule of components of other charges

	January 31,	January 31,	January 31,
Year Ended	2026	2025	2024
Acquisition-related costs	5,591	5,803	3,697
Contingent consideration accretion and adjustments	218	707	16,334
Restructuring plans	4,620	956	1,618
	10,429	7,466	21,649

Fiscal 2025 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Schedule of changes in restructuring plan

	Workforce
	Reduction	Total
Balance at January 31, 2025	162	162
Accruals and adjustments	80	80
Cash draw downs	(242)	(242)
Balance at January 31, 2026	—	—

Fiscal 2026 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Schedule of changes in restructuring plan

	Workforce	Office
	Reduction	Closures	Other	Total
Balance at January 31, 2025	—	—	—	—
Accruals and adjustments	4,222	225	58	4,505
Cash draw downs	(4,171)	(225)	(58)	(4,454)
Effect of movements in foreign exchange and other	12	—	—	12
Balance at January 31, 2026	63	—	—	63